Document and Entity Information	3 Months Ended
Mar. 31, 2025
Document and Entity Information
Document Type	S-4
Entity Registrant Name	RESHAPE LIFESCIENCES INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001427570
Amendment Flag	false